Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies

Note 1 - Summary of Significant Accounting Policies

Nature of Operations - First Federal of Northern Michigan Bancorp, Inc. (the "Company") and its subsidiary, First Federal of Northern Michigan (the "Bank"), conduct operations in the northeastern lower peninsula of Michigan. The Company's primary services include accepting deposits, making commercial, consumer and mortgage loans, and engaging in mortgage banking activities.

Principles of Consolidation - The consolidated financial statements include the accounts of First Federal of Northern Michigan Bancorp, Inc., First Federal of Northern Michigan, and the Bank's wholly owned subsidiaries, Financial Services & Mortgage Corporation ("FSMC") and FFNM Agency. FSMC invests in real estate, which includes leasing, selling, developing, and maintaining real estate properties. The main activity of FFNM Agency is to collect the stream of income associated with the sale of the Blue Cross/Blue Shield override business to an outside party and, to a lesser extent, the collection of commissions for the sale of non-insured investment products. All significant intercompany balances and transactions have been eliminated in the consolidation.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Material estimates that are particularly susceptible to significant change in the near term relate to the determination of the allowance for loan losses, the valuation of investment securities, intangible and deferred tax assets, and mortgage servicing rights.

Significant Group Concentrations of Credit Risk - Most of the Company's activities are with customers located within the northeastern lower peninsula of Michigan. Note 2 discusses the types of securities in which the Company invests. Note 3 discusses the types of lending in which the Company engages. The Company does not have any significant concentrations to any one industry or customer.

Cash and Cash Equivalents - For the purpose of the consolidated statements of cash flows, cash and cash equivalents include cash and balances due from depository institutions and federal funds sold and interest bearing deposits in other depository institutions which mature within ninety days when purchased.

Securities - Debt securities that management has the positive intent and ability to hold to maturity are classified as "held to maturity" and recorded at amortized cost. Securities not classified as held to maturity, including equity securities with readily determinable fair values, are classified as "available for sale" and recorded at fair value, with unrealized gains and losses excluded from earnings and reported in other comprehensive income net of applicable income taxes.

The market value of securities is based on quoted market prices. For securities that do not have readily available market values, estimated market values are calculated based on the market values of comparable securities.

Purchase premiums and discounts are recognized in interest income using the interest method over the terms of the securities. Declines in the fair value of held-to-maturity and available-for-sale securities below their cost that are deemed to be other than temporary are reflected in earnings as realized losses. In estimating other-than-temporary impairment losses, management considers (1) the length of time and the extent to which the fair value has been less than cost, (2) the financial condition and near-term prospects of the issuer, and (3) the intent and ability of the Company to retain its investment in the issuer for a period of time sufficient to allow for any anticipated recovery in fair value. Gains and losses on the sale of securities are recorded on the trade date and are determined using the specific identification method.

Federal Home Loan Bank Stock - The Bank is a member of the Federal Home Loan Bank of Indianapolis (FHLBI). Members are required to own a certain amount of stock based on the level of borrowings and other factors. Stock in the FHLBI is recorded at redemption value which approximates fair value. The Company periodically evaluates the FHLBI stock for impairment based on ultimate recovery of par value. Both cash and stock dividends are reported as income.

Mortgage Banking Activities - The Company routinely sells to investors its originated long-term residential fixed-rate mortgage loans. Mortgage loans originated and intended for sale in the secondary market are carried at the lower of cost or estimated fair value in the aggregate. Net unrealized losses, if any, are recognized through a valuation allowance by charges to income.

Mortgage loans held for sale are generally sold with the mortgage servicing rights retained by the Company. The carrying value of mortgage loans sold is reduced by the cost allocated to the associated mortgage servicing rights. Gains or losses on sales of mortgage loans are recognized based on the difference between the selling price and the carrying value of the related mortgage loans sold.

The Company enters into commitments to originate loans whereby the interest rate on the loan is determined prior to funding, also known as rate lock commitments. Rate lock commitments on residential mortgage loans that are intended to be sold are considered to be derivatives. Fair value is based on fees currently charged to enter into similar agreements. The fair value of rate lock commitments was insignificant at December 31, 2012 and 2011.

The Company uses forward contracts as part of its mortgage banking activities. Forward contracts provide for the delivery of financial instruments at a specified future date and at a specified price or yield. The fair value of forward contracts was insignificant at December 31, 2012 and 2011.

Loans - The Company grants mortgage, commercial, and consumer loans to customers. Loans are reported at their outstanding unpaid principal balances adjusted for charge-offs, the allowance for loan losses, and any deferred fees or costs on originated loans. Interest income is accrued on the unpaid principal balance. Loan origination fees, net of certain direct origination costs, are deferred and recognized as an adjustment of the related loan yield over the contractual life of the loan.

Loans that management has the intent and ability to hold for the foreseeable future or until maturity or pay-off are reported at their outstanding unpaid principal balances adjusted for charge-offs, the allowance for loan losses, and any deferred fees or costs on originated loans. Interest income is accrued on the unpaid principal balance. Loan origination fees, net of certain direct origination costs, are deferred and recognized as an adjustment of the related loan yield using the interest method.

The accrual of interest on loans is discontinued at the time the loan is 90 days delinquent unless the credit is well-secured and in process of collection. In all cases, loans are placed on nonaccrual or charged off at an earlier date if collection of principal or interest is considered doubtful.

All interest accrued but not collected, for loans that are placed on nonaccrual or charged off, is reversed against interest income. The interest on these loans is accounted for on the cash basis or cost recovery method, until qualifying for return to accrual. Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured.

Allowance for Loan Losses - The allowance for loan losses is established as losses are estimated to have occurred through a provision for loan losses charged to earnings. Loan losses are charged against the allowance when management believes the uncollectibility of a loan balance is confirmed. Subsequent recoveries, if any, are credited to the allowance.

The allowance for loan losses is evaluated on a regular basis by management and is based on management's periodic review of the collectibility of the loans in light of historical experience, the nature and volume of the loan portfolio, adverse situations that may affect the borrower's ability to repay, estimated value of any underlying collateral, and prevailing economic conditions. This evaluation is inherently subjective as it requires estimates that are susceptible to significant revision as more information becomes available.

The allowance consists of specific and general components. The specific component relates to loans that are classified as doubtful, substandard or special mention. For such loans that are also classified as impaired, an allowance is established when the discounted cash flows (or collateral value or observable market price) of the impaired loan is lower than the carrying value of that loan. The general component covers non-classified loans and is based on historical loss experience adjusted for qualitative factors.

A loan is considered impaired when, based on current information and events, it is probable that the Company will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. Factors considered by management in determining impairment include payment status, collateral value, and the probability of collecting scheduled principal and interest payments when due. Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired. Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including length of the delay, the reasons for the delay, the borrower's prior payment record, and the amount of the shortfall in relation to the principal and interest owed. Impairment is measured on a loan-by-loan basis for commercial and construction loans by either the present value of expected future cash flows discounted at the loan's effective interest rate, the loan's obtainable market price, or the fair value of the collateral if the loan is collateral dependent.

Large groups of homogeneous loans are collectively evaluated for impairment. The Company does not separately identify individual consumer and residential loans for impairment disclosures until a loss is imminent.

Troubled debt restructuring of loans is undertaken to improve the likelihood that the loan will be repaid in full under the modified terms in accordance with a reasonable repayment schedule.  All modified loans are evaluated to determine whether the loans should be reported as a Troubled Debt Restructure (TDR).  A loan is a TDR when the Company, for economic or legal reasons related to the borrower's financial difficulties, grants a concession to the borrower by modifying or renewing a loan that the Company would not otherwise consider. To make this determination, the Company must determine whether (a) the borrower is experiencing financial difficulties and (b) the Company granted the borrower a concession. This determination requires consideration of all of the facts and circumstances surrounding the modification.  An overall general decline in the economy or some deterioration in a borrower's financial condition does not automatically mean the borrower is experiencing financial difficulties.

Loans Held for Sale - Loans held for sale consist of fixed rate residential mortgage loans with maturities of 15 to 30 years. Such loans are recorded at the lower of aggregate cost or estimated fair value.

Loan Servicing - Servicing assets are recognized as separate assets when rights are acquired through the sale of originated residential mortgage loans. Capitalized servicing rights are reported in other assets and are amortized against non-interest income in proportion to, and over the period of, the estimated future net servicing income of the underlying loans. Servicing assets are evaluated for impairment based upon the fair value of the rights as compared to amortized cost. Impairment is determined by stratifying rights into tranches based on predominant characteristics, such as interest rate, loan type and investor type. Fair value is based on market prices for comparable mortgage servicing contracts, when available, or on a valuation model that calculates the present value of estimated future net servicing income using market based assumptions. Temporary impairment is recognized through a valuation allowance for an individual stratum to the extent that fair value is less than the capitalized amount for the stratum. If it is later determined that all or a portion of the temporary impairment no longer exists, the valuation allowance is reduced through a recovery of income. An other-than-temporary impairment results in a permanent reduction to the carrying value of the servicing asset.

Servicing income is recorded for fees earned for servicing loans. The fees are based on a contractual percentage of the outstanding principal, or a fixed amount per loan and are recorded as income when earned. The amortization of mortgage servicing rights is netted against loan servicing fee income.

Foreclosed Assets (Including Other Real Estate Owned) - Foreclosed real estate held for sale is carried at the lower of fair value minus estimated costs to sell, or cost. Costs of holding foreclosed real estate are charged to expense in the current period, except for significant property improvements, which are capitalized. Valuations are periodically performed by management and an allowance is established by a charge to non-interest expense if the carrying value exceeds the fair value minus estimated costs to sell. Foreclosed real estate is classified as other real estate owned. The net income from operations of foreclosed real estate held for sale is reported in non-interest income.

Property and Equipment - These assets are recorded at cost, less accumulated depreciation. The Bank uses the straight-line method of recording depreciation for financial reporting. The depreciable lives used by the Company are: land improvements 7-10 years, buildings 7-40 years and equipment 3-10 years. Maintenance and repairs are charged to expense and improvements are capitalized.

Intangible Assets - The Company has in the past purchased a branch or branches from other financial institutions. The analysis of these branch acquisitions led the Company to conclude that in each case, we acquired a business and therefore, the excess of purchase price over fair value of net assets acquired has been allocated to core deposit intangible assets. The conclusion was based on the fact that in each case we acquired employees, customers and branch facilities. The expected life for core deposit intangibles is based on the type of products acquired in an acquisition. The amortization periods range from 10 to 15 years and are based on the expected life of the products. The expected life was determined based on an analysis of the life of similar products within the Company and local competition in the markets where the branches were acquired. The core deposit intangibles are amortized on a straight line basis. The core deposit intangible is analyzed quarterly for impairment.

On June 12, 2003, First Federal of Northern Michigan acquired 100% of the stock of the InsuranCenter of Alpena (ICA).

On February 27, 2009 the Company announced that it had sold the majority of the assets of the InsuranCenter of Alpena.

At the time of the sale, goodwill of $600,000 continued to be recorded related to certain assets of the Company that were not sold in the sale of ICA. The assets retained relate to a future stream of commissions. Under an agreement, the Company will receive a portion of the override commission through April, 2014. Management computed an estimated cash flow on this commission using a 6.0% discount rate and determined a fair value of $600,000. Since the $600,000 allocation of fair value relates to a finite life asset, the Company re-characterized the goodwill as an amortizable intangible and began amortizing the asset in March, 2009.

Bank Owned Life Insurance - Bank owned life insurance policies are stated at the current cash surrender value of the policy, or the policy death proceeds less any obligation to provide a death benefit to an insured's beneficiaries if that value is less than the cash surrender value. Increases in the asset value are recorded as earnings in other income.

Income Taxes - Deferred income tax assets and liabilities are recognized for temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred income tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

The Company records a valuation allowance if it believes, based on available evidence, that it is "more likely than not" that the future tax assets recognized will not be realized before their expiration.

Realization of the Company's deferred tax assets is primarily dependent upon the generation of a sufficient level of future taxable income.

At December 31, 2012 and 2011, management did not believe it was more likely than not that all of the deferred tax assets would be realized. Accordingly, at December 31, 2012 and 2011 a valuation allowance of $3.2 million and $3.0 million was recorded, respectively. The net deferred tax asset recorded at December 31, 2012 and 2011 was $331,000 and $372,000. See Note 9 for additional information.

Off Balance Sheet Instruments - In the ordinary course of business, the Company has entered into commitments to extend credit, including commitments under credit card arrangements, commercial letters of credit and standby letters of credit. Such financial instruments are recorded when they are funded. Additional information regarding Off Balance Sheet Instruments is included in Note 10 in these Notes to Consolidated Financial Statements.

Comprehensive Income - Accounting principles generally require that recognized revenue, expenses, gains, and losses be included in net income. Certain changes in assets and liabilities, however, such as unrealized gains and losses on available-for-sale securities, are reported as a separate component in the equity section of the consolidated statement of financial condition. Such items, along with net income, are components of comprehensive income.

Stock-Based Compensation - The Company applies the recognition and measurement of stock-based compensation accounting rules for stock-based compensation which is referred to as the fair value method. Compensation cost is based on the fair value of the equity issued to employees. The Company recognizes compensation expense related to stock-based compensation over the period the services are performed. The Company granted no options in 2012 and 2011. Compensation costs charged to earnings were $2,000 and $68,000 in 2012 and 2011, respectively.

Earnings Per Common Share - Basic earnings per share represents income available to common stockholders divided by the weighted-average number of common shares outstanding during the period. Diluted earnings per share reflect additional common shares that would have been outstanding if dilutive potential common shares had been issued, as well as any adjustment to income that would result from the assumed issuance. Potential common shares that may be issued by the Company relate solely to outstanding stock options and are determined using the treasury stock method. As of December 31, 2012 there was no dilution due to the net loss for the year. As of December 31, 2011, 182,682 options were not considered dilutive, due to the fact that the options are underwater.

Earnings per common share have been computed based on the following:

	December 31,
	2012	2011

Net income (loss)	$(214)	$742

Average number of common shares outstanding	2,884,049	2,884,049
Effect of dilutive options	-	-
Average number of common shares outstanding used to calculate diluted earnings per common share	2,884,049	2,884,049

Recent Accounting Pronouncements - Accounting Standards Update 2011-05 (ASU 2011-05), "Comprehensive Income" was issued by the Financial Accounting Standards Board ("FASB") in June 2011. ASU 2011-05 requires an entity to present the total of comprehensive income, the components of comprehensive income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but continuous statements. This standard eliminated the option to present the components of other comprehensive income as a part of the statement of changes in stockholders' equity. This ASU is effective for fiscal years, and interim periods within those years, beginning after December 31, 2011. The implementation of this standard only changed the presentation of comprehensive income; it did not have an impact on the Company's financial position or its results of operations. ASU 2011-12 was issued by FASB in December 2011. ASU 2011-12 deferred the requirement to present reclassification adjustments for each component of OCI in both net income and OCI and the face of the financial statements until fiscal years, and interim periods within those fiscal years, beginning after December 15, 2012. The other requirements of ASU 2011-05 were not affected by ASU 2011-12. As a result of adopting ASU 2011-05, the Company is presenting the total of comprehensive income and the components of comprehensive income and other comprehensive income in a single continuous statement.

In 2011, the FASB issued Accounting Standards Update ("ASU") No. 2011-02, A Creditor's Determination of Whether a Restructuring Is a Troubled Debt Restructuring.  This update applies to all creditors, both public and non-public, and was introduced to provide clarification surrounding troubled debt restructurings ("TDR").  The primary characteristics that previously caused a restructuring to qualify as a TDR still exist: (1) the restructuring constitutes a concession to the borrower and (2) the borrower is experiencing financial difficulties.  The update provides additional details and examples to provide clarity surrounding these items.  The update also prohibits the use of the effective interest rate test when determining whether the restructuring constitutes a concession.  The update is effective for annual reporting periods ending on or after December 15, 2012 (therefore, December 31, 2012, for the Company).  Lastly, the disclosure requirements set forth by ASU 2010-20 regarding troubled debt restructurings, and later deferred by ASU 2011-1 until December 31, 2012 for the Company, are included in Note 3.  Other than the additional disclosures, these updates did not have a significant impact on the financial statements.

In 2011, the FASB issued ASU No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS. This update to Fair Value Measurement (Topic 820) results in common fair value measurement and disclosure requirements in U.S. GAAP and IFRS. The amendments in this update explain how to measure fair value. They do not require additional fair value measurements and are not intended to establish valuation standards or affect valuation practices outside of financial reporting. However, this update does require expanded disclosure related to the nature and significance of inputs that are used in estimating and measuring the fair value of financial instruments. The amendments in this update are to be applied prospectively and are effective for annual reporting periods beginning after December 15, 2011 (therefore, December 31, 2012, for the Company).  This update did not have a significant impact on the financial statements.